Right-of-use asset and lease liability - Disclosure of movement in lease liability related to corporate office space lease agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee Abstract
Balance, beginning of year	$ 597	$ 0
Recognition of office space lease agreement entered into during the year	0	624
Lease payments made during the year	(117)	(39)
Interest expense	35	12
Total lease liability	515	597
Less: current lease liability	(94)	(83)
Total non-current lease liability	$ 421	$ 514